Leases (Tables) - Sonnet BioTherapeutics Holdings, Inc. [Member]	12 Months Ended
Sep. 30, 2024
Schedule of Lease Expenses

The components of lease expense for the years ended September 30, 2024 and 2023 are as follows:

Lease expense	2024	2023
Operating lease expense	$90,837	$90,837
Variable lease expense	1,472	5,978
Total lease cost	$92,309	$96,815

Schedule of Operating Lease Liabilities

Cash flow information related to operating leases for the years ended September 30, 2024 and 2023 is as follows:

Cash paid for amounts included in the measurement of lease liabilities:	2024	2023
Operating cash flows from operating leases	$93,614	$79,259

Schedule of Future Minimum Lease Payments

Future minimum lease payments under non-cancellable leases at September 30, 2024 are as follows:

Fiscal year
2025	$95,487
2026	48,216
Total undiscounted lease payments	143,703
Less: imputed interest	(12,839)
Total lease liabilities	$130,864